Loss/(gain) on foreign currency exchange (Tables)	12 Months Ended
Mar. 31, 2019
Foreign Currency [Abstract]
Schedule of Loss/ (Gain) on Foreign Currency Exchange

Loss/(gain) on foreign currency exchange consists of the following:

	Year ended March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Unrealized loss/ (gain) on foreign currency loans	(126,943)	12,280	226,490	3,275
Realized gain on foreign currency loans	(106,299)	(74,080)	(47,896)	(693)
Unrealized loss on derivative instruments	61,862	45,624	21,354	309
Realized loss on derivative instruments	123,792	32,275	48,837	706
Other loss/ (gain) on foreign currency exchange	(61,540)	29,619	193,215	2,794
Total	(109,128)	45,716	442,001	6,391